Series B,C And D Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Series B, C and D Notes	$ 309,173	$ 343,105
Less – Current maturities	(70,758)	(63,393)
Premium (discount) on Series B, C and D Notes, net	(790)	(1,183)
Series B, C and D Notes, net of current maturities	$ 237,625	$ 278,529